Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of profit or loss and other comprehensive income
Revenue	$ 393,229,831	$ 413,096,606	$ 270,972,421
Operating expenses
Commissions	(3,997,596)	(5,757,159)	(3,382,419)
Voyage expenses	(127,196,305)	(109,559,239)	(74,086,221)
Vessel operating expenses	(42,434,258)	(41,742,285)	(35,740,460)
Management fees - related party	(4,611,600)	(4,599,000)	(4,381,200)
Depreciation and amortization	(41,134,237)	(40,382,628)	(37,962,924)
General and administrative expenses	(10,910,862)	(9,933,373)	(5,296,523)
Total operating expenses	(230,284,858)	(211,973,684)	(160,849,747)
Operating profit	162,944,973	201,122,922	110,122,674
Other income / (expenses)
Interest income	3,445,203	4,104,564	721,528
Interest expense and other finance costs	(57,052,680)	(61,179,066)	(38,081,975)
Unrealized (loss)/ gain, net on derivatives	(291,873)	229,373	45,960
Realized (loss)/ gain, net on derivatives	(1,264,750)	300,262	11,436,481
Gain from modification of loans	1,828,959
Foreign exchange (loss)/ gain	(746,562)	672,969	315,327
Total other expenses	(54,081,703)	(55,871,898)	(25,562,679)
Profit for the year	108,863,270	145,251,024	84,559,995
Items that will not be reclassified to profit or loss:
Re-measurement of post-employment benefit obligations	(6,005)	(1,302)	(2,456)
Total comprehensive income for the year	$ 108,857,265	$ 145,249,722	$ 84,557,539
Earnings per share - basic	$ 3.38	$ 4.51	$ 2.63
Earnings per share - diluted	$ 3.38	$ 4.51	$ 2.63
Weighted average no. of shares - basic	32,194,108	32,194,108	32,202,394
Weighted average no. of shares - diluted	32,194,108	32,194,108	32,202,394